TAXATION	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
TAXATION
TAXATION

The components of income tax (credit) expense are as follows:

(in thousands of $)	2015	2014	2013
Current tax expense (credit):
United Kingdom	(1,098)	852	(373)
Indonesia	3,641	544	5,047
Brazil	716	1,136	779
Kuwait	2,133	1,945	—
Total current tax expense	5,392	4,477	5,453
Deferred tax (income) expense:
Indonesia	(869)	(9,524)
Jordan	1,146	—	—
Total income tax expense (credit)	5,669	(5,047)	5,453

The income taxes for the years ended December 31, 2015, 2014 and 2013 differed from the amounts computed by applying the Marshall Islands statutory income tax rate of 0% as follows:

	Year ended December 31,
(In thousands of $)	2015	2014	2013
Income taxes at statutory rate	—	—	—
Effect of change on uncertain tax positions relating to prior year	(1,894)	(5,042)	—
Effect of recognition of deferred tax asset	(4,945)	(9,524)	—
Effect of taxable income in various countries	12,508	9,519	5,453
Total tax expense (credit)	5,669	(5,047)	5,453

United States

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of vessels is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must either satisfy certain public trading requirements or be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations. Our management believes that we satisfied these requirements and therefore by virtue of the above provisions, we were not subject to tax on its U.S. source income.

United Kingdom

Current taxation credit of $1.1 million, charge of $0.9 million and credit of $0.4 million for the years ended December 31, 2015, 2014 and 2013, respectively, relate to taxation of the operations of our United Kingdom subsidiaries. Taxable revenues in the United Kingdom are generated by our UK subsidiary companies and are comprised of revenues from the operation of certain of our vessels. The statutory tax rate in the United Kingdom as of December 31, 2015 was 20%.

Brazil

Current taxation charges of $0.7 million, $1.1 million and $0.8 million for the years ended December 31, 2015, 2014 and 2013, respectively, refer to taxation levied on the operations of our Brazilian subsidiary.

Indonesia

Current taxation charges of $3.6 million, $0.5 million and $5.0 million for the years ended December 31, 2015, 2014 and 2013, respectively, refer to taxation levied on the operations of our Indonesian subsidiary. However, the tax exposure in Indonesia is intended to be mitigated by revenue due under the time charter. This tax element of the time charter rate was established at the beginning of the time charter, and shall be adjusted only if there is a change in Indonesian tax laws or certain stipulated tax assumptions.

We record deferred income taxes to reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The net tax benefit for the year ended December 31, 2015 and 2014 principally relate to the recognition of certain historical tax positions related to foreign tax net operating losses that due to previous uncertainty as to realization, were not recognized until the prior and current years. The historical foreign net operating losses relating to these positions recognized in the years ended December 31, 2015 and 2014 were
$4.9 million and $9.5 million, respectively. $4.1 million of these losses have been utilized during 2015, resulting in a closing deferred tax asset balance of $10.4 million.

Kuwait

Current taxation charges of $2.1 million, $1.9 million and $nil for the years ended December 31, 2015, 2014 and 2013, respectively, relates to taxation levied on our Marshall Island operating company which is deemed a tax resident in Kuwait in connection with our charter with KNPC.

Jordan

Deferred tax relates to tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. The net deferred tax expense for the year ended December 31, 2015 is principally related to differences in depreciation and net operating losses. We recorded a deferred tax asset of $1.0 million in relation to net operating losses and a deferred tax liability of $2.1 million relating to differences in depreciation resulting to a net deferred tax liability of $1.1 million in the year ended December 31, 2015.

Other jurisdictions

No tax has been levied on income derived from our subsidiaries registered in the Marshall Islands, Liberia and the British Virgin Islands.

The following table summarizes the earliest tax year that remain subject to examination by the major taxable jurisdictions in which we operate:

Jurisdiction	Earliest
UK	2012
Brazil	2010
Indonesia	2012
Kuwait	2015
Jordan	2015

Interest and penalties charged to “Income taxes” in our statement of operations amounted to $nil, $0.3 million and $0.8 million for the years ended December 31, 2015, 2014 and 2013 respectively.

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.

Deferred taxes are classified as follows:

Indonesia

(in thousands of $)	2015	2014
Short-term deferred tax asset	—	3,085
Long-term deferred tax asset	10,393	6,439
Deferred tax asset	10,393	9,524

Jordan

(in thousands of $)	2015	2014
Long-term deferred tax asset	956	—
Long-term deferred tax liability	(2,102)	—
Net deferred tax liability	(1,146)	—

As of December 31, 2015, deferred tax assets related to net operating loss (“NOL”) carryforwards were generated from our Indonesia and Jordan operations, amounting to $41.6 million and $19.1 million, respectively. These NOL carryforwards from Indonesia and Jordan, which can be used to offset future taxable income, will expire in 2018 and 2020 respectively if not utilized.

As of December 31, 2015, a deferred tax liability of $2.1 million was recognized in respect of the tax depreciation in excess of the accounting depreciation for the Golar Eskimo. This deferred tax asset on Jordan losses is netted off against the deferred tax liability, to arrive at a net deferred tax liability of $1.1 million.

A reconciliation of deferred tax assets, net, is shown below:

Indonesia

(in thousands of $)	2015	2014	2013
Balance at January 1	9,524	—	—
Recognition of deferred tax assets on previously unrecognized losses	4,945	13,920	6,070
Utilization of tax losses	(4,076)	(4,396)	—
Movement in valuation allowance	—	—	(6,070)
Balance at December 31	10,393	9,524	—

Jordan

(in thousands of $)	2015
Balance at January 1	—
Origination of deferred tax asset on tax losses	956
Origination of deferred liability on fixed asset temporary differences	(2,102)
Balance at December 31	(1,146)

There is no deferred tax for the years ended December 31, 2014 and 2013 in Jordan.

There are no potential deferred tax liabilities arising on undistributed earnings within the Partnership. This is because either: (i) no tax would arise on distribution, or (ii) in the case of PTGI, the Partnership intends to utilize surplus earnings to reduce borrowings or reinvest its earnings, as opposed to making any distribution.

Expiry of net operating losses carried forward relating to the NR Satu and the Golar Eskimo are as follows:

(in thousands of $)	Amount	Date of expiry
Net operating losses in 2013 (NR Satu)	41,572	2018
Net operating losses in 2015 (Golar Eskimo)	19,124	2020

Uncertainty in tax positions

As of December 31, 2015, we recognized a provision of $2.2 million for certain immaterial risks in various jurisdictions.

In addition, PTGI is also a party to ongoing tax discussions with the Indonesian tax authorities with regard to cancellation of the waiver of approximately $24.0 million in VAT importation charges on the NR Satu, which PTGI secured in April 2012 when the vessel was imported. In November 2015, the Indonesian tax authorities notified PTGI that they would be canceling the 2012 waiver that was issued. The cancellation letter was received in December 2015. The court proceedings commenced in April 2016 and PTGI is disputing the cancellation. We believe we have strong merits to support our position. In the event that the cancellation is upheld, which we do not believe to be probable, PTGI will be indemnified by PTNR under our time charter party agreement entered with them. Please see note 27.